Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2019
Certain risks and concentration
Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries

The following consolidated financial information of the Group’s VIE and its subsidiaries from continuing operations was included in the accompanying consolidated financial statements, before elimination of balances with the Company and its subsidiaries, as of and for the years ended:

	As of December 31,
(In thousands)	2018	2019
Current assets:
Cash and cash equivalents	47,695	34,847
Short-term investments	10,272	292
Accounts receivable, net	20,168	30,686
Due from related parties	1,123	1,644
Inventories	12,332	5,330
Prepayments and other current assets	14,518	20,747
Total current assets	106,108	93,546
Non-current assets:
Equity method investments	18,325	5,337
Deferred tax assets	5,033	985
Property and equipment, net	14,604	19,956
Construction in progress	6,775	18,461
Intangible assets, net	9,991	9,426
Goodwill	20,717	20,382
Other long-term prepayments	593	313
Right-of-use assets	—	8,619
Retricted cash	—	2,983
Total non-current assets	76,038	86,462
Total assets	182,146	180,008
Current liabilities:
Accounts payable (note a)	48,276	45,162
Due to a related party	298	2
Contract liabilities and deferred income, current portion	29,794	31,988
Income tax payable	2,437	2,436
Accrued liabilities and other payables (note b)	158,288	191,406
Held-for-sale liabilities	3,309	—
Lease liabilities, current portion	—	4,621
Total current liabilities	242,402	275,615
Non-current liabilities:
Contract liabilities and deferred income, non-current portion	1,850	1,223
Deferred tax liabilities	1,366	1,179
Lease liabilities, non-current portion	—	4,073
Bank borrowings	—	11,324
Total non-current liabilities	3,216	17,799
Total liabilities	245,618	293,414

Note a:   The balance included inter-companies balances with the Company and its subsidiaries of USD 25,703,000 and USD 19,875,000 as of December 31, 2018 and 2019, respectively.

Note b:   The balance included inter-companies balances with the Company and its subsidiaries of USD 118,259,000 and USD 152,904,000 as of December 31, 2018 and 2019, respectively.

	Years ended December 31,
(In thousands)	2017	2018	2019
Net revenue from continuing operations	200,591	231,616	177,520
Net loss attributable to Xunlei Limited	(49,339)	(40,728)	(56,328)

	Years ended December 31,
(In thousands)	2017	2018	2019
Net cash (used in)/provided by operating activities	(6,992)	7,548	(16,047)
Net cash provided by/(used in) investing activities	13,463	(7,925)	(5,001)
Net cash provided by financing activities	1,180	2,096	11,707
	7,651	1,719	(9,341)